Income Tax - Summary of Analysis of Deferred Income Tax and Liabilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	$ 69,185.9	$ 49,153.9	$ 25,958.2	$ 17,928.4
Deferred Income Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	(1,031.4)	(1,873.9)	(1,729.9)	(344.4)
Depreciation [Member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	45,299.3	34,720.7	19,354.4	13,547.2
Refund Liability [Member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	12,089.5	5,986.2	3,755.1	2,150.4
Unrealized Exchange Losses [Member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	5,782.4	0.0
Unrealized Loss On Inventories [Member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	2,305.3	899.0	858.5	469.4
Net Defined Benefit Liability [Member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	1,722.0	1,237.1	1,342.1	1,016.3
Investment Tax Credits [Member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	945.0	5,621.7
Deferred Compensation Cost [Member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	361.2	374.0	330.3	323.1
Others [member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	681.2	315.2	317.8	422.0
Others [member] | Deferred Income Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	(1,031.4)	(1,167.6)	(863.4)	(10.8)
Unrealized Exchange Gains [Member] | Deferred Income Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	$ 0.0	$ (706.3)	$ (866.5)	$ (333.6)